Disposals and business closures (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Schedule of Disposals Including Business Closures
The table below shows a summary of the assets and liabilities disposed of:

All figures in £ millions	2025	2024	2023

Disposal of subsidiaries and associates

Intangible assets, including goodwill	–	–	(53)

Property, plant and equipment	–	–	(5)

Intangible assets – product development	–	–	(15)

Inventories	–	–	(1)

Trade and other receivables	(1)	–	(65)

Deferred tax	–	–	8

Current tax receivable	–	–	(2)

Cash and cash equivalents (excluding overdrafts)	–	–	(12)

Trade and other liabilities	–	–	31

Net assets disposed	(1)	–	(114)

Cumulative currency translation adjustment	–	–	122

Cash proceeds	9	–	1

Deferred proceeds	2	–	12

Costs of disposal	(2)	(5)	(30)

Gain/(loss) on disposal	8	(5)	(9)

All figures in £ millions	2025	2024	2023

Cash flow from disposals

Proceeds – current year disposals	9	–	1

Proceeds – prior year disposals	1	–	–

Cash and cash equivalents disposed	–	–	(12)

Costs and other disposal liabilities paid	(2)	(7)	(27)

Net cash inflow/(outflow)	8	(7)	(38)